Capital Structure and Financial Matters - Share Capital (Details) kr / shares in Units, $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 DKK (kr) shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 DKK (kr) shares
Disclosure of classes of share capital [line items]
Share capital | $	$ (4,729)		$ 8,303			$ 32,437			$ 7,038
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Share capital	$ 5,899	kr 37,898,000	$ 3,886	kr 24,139,000		$ 3,755	kr 23,204,000		$ 2,648	kr 16,198,000
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Share capital | shares	37,897,780	37,897,780	24,139,413	24,139,413		23,203,808	23,203,808		16,198,668	16,198,668
Nominal value per share | kr / shares		kr 1		kr 1	kr 1			kr 1
Share capital | kr		kr 37,897,780